Investments in Joint Operations - Information of Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint operations [line items]
Non-current assets	$ 20,769	$ 18,747	$ 18,985
Current assets	5,143	4,543	3,897
Total assets	25,912	23,290	22,882
Non-current liabilities	10,577	11,215	10,341
Current liabilities	4,783	3,811	4,410
Total liabilities	15,360	15,026	14,751
Exploration expenses	65	30	80
Joint operations [member]
Disclosure of joint operations [line items]
Non-current assets	4,221	3,497	3,360
Current assets	157	113	73
Total assets	4,378	3,610	3,433
Non-current liabilities	294	270	251
Current liabilities	514	356	257
Total liabilities	808	626	508
Production cost	1,435	1,412	1,240
Exploration expenses	$ 2	$ 1	$ 4